Debt Instruments (Senior Notes Payable and Warrants) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2014	Apr. 27, 2011 item	May 31, 2012	Oct. 31, 2011	Apr. 30, 2011	Oct. 31, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Issuance of notes payable			$ 3,500
Number of shares called by warrants	36,055,000	1,388,573							30,300,000
Lender [Member]
Debt Instrument [Line Items]
Fair value of the warrant		96	355							167
Lender [Member] | Series A convertible preferred stock [Member]
Debt Instrument [Line Items]
Number of shares called by warrants										128,570
Exercise price										$ 1.75
Lender [Member] | Series B convertible preferred stock [Member]
Debt Instrument [Line Items]
Number of shares called by warrants			257,829
Exercise price			$ 2.10
Lender [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares called by warrants		225,000	19,337	19,337
Exercise price		$ 1.00	$ 2.10
Shares issued upon conversion of warrants				29,466
Lender [Member] | Preferred stock [Member]
Debt Instrument [Line Items]
Number of shares called by warrants				386,399
Senior Notes Payable [Member] | Lender [Member]
Debt Instrument [Line Items]
Principal amount	5,000				1,500
Number of tranches					2
Issuance of notes payable						3,500	500	1,000
Maturity term	30 months
Outstanding principle		2,553
Unamortized debt discount		$ 208